MOBIQUITHINGS SAS Schedule of Cash and Contingent Consideration (Details) € in Thousands, $ in Thousands				12 Months Ended
	Dec. 07, 2017 USD ($)	Sep. 02, 2015 EUR (€)	Sep. 02, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 02, 2015 USD ($)
Business Acquisition [Line Items]
Cash consideration				$ 0	$ 0	$ 9,471
Business Combination, Consideration Transferred	$ 97,501
MobiquiThings SAS [Member]
Business Acquisition [Line Items]
Cash consideration		€ 13,506	$ 15,216
Contingent Consideration		470					$ 529
Business Combination, Consideration Transferred		€ 13,976	$ 15,745